Investment and Mortgage-Backed Securities, Held to Maturity (Schedule of investment and mortgage-backed securities held to maturity) (Details) (USD $)	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Schedule of Held-to-maturity Securities [Line Items]
Held To Maturity, Amortized Cost	$ 76,072,262	$ 0
Held-to-maturity Securities, Gross Unrealized Gains	3,750,742
Held-to-maturity Securities, Gross Unrealized Losses	151,118
Held-to-maturity Securities, Fair Value	79,671,886	0
FHLB Securities
Schedule of Held-to-maturity Securities [Line Items]
Held To Maturity, Amortized Cost	7,996,378
Held-to-maturity Securities, Gross Unrealized Gains	123,702
Held-to-maturity Securities, Gross Unrealized Losses	21,160
Held-to-maturity Securities, Fair Value	8,098,920
Federal Farm Credit Securities
Schedule of Held-to-maturity Securities [Line Items]
Held To Maturity, Amortized Cost	6,796,255
Held-to-maturity Securities, Gross Unrealized Gains	2,070
Held-to-maturity Securities, Gross Unrealized Losses	23,727
Held-to-maturity Securities, Fair Value	6,774,598
FNMA and FHLMC Bonds
Schedule of Held-to-maturity Securities [Line Items]
Held To Maturity, Amortized Cost	4,019,931
Held-to-maturity Securities, Gross Unrealized Gains	29,029
Held-to-maturity Securities, Gross Unrealized Losses	4,560
Held-to-maturity Securities, Fair Value	4,044,400
SBA Bonds
Schedule of Held-to-maturity Securities [Line Items]
Held To Maturity, Amortized Cost	5,865,767
Held-to-maturity Securities, Gross Unrealized Gains	315,841
Held-to-maturity Securities, Gross Unrealized Losses	6,139
Held-to-maturity Securities, Fair Value	6,175,469
Equity Securities
Schedule of Held-to-maturity Securities [Line Items]
Held To Maturity, Amortized Cost	51,238,931
Held-to-maturity Securities, Gross Unrealized Gains	3,280,100
Held-to-maturity Securities, Gross Unrealized Losses	95,532
Held-to-maturity Securities, Fair Value	54,423,499
Equity Securities
Schedule of Held-to-maturity Securities [Line Items]
Held To Maturity, Amortized Cost	155,000
Held-to-maturity Securities, Gross Unrealized Gains	0
Held-to-maturity Securities, Gross Unrealized Losses	0
Held-to-maturity Securities, Fair Value	$ 155,000